Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard New York Tax-Free Funds
Entity Central Index Key	0000788599
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000007969
Shareholder Report [Line Items]
Fund Name	New York Long-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VNYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[1]
AssetsNet	$ 5,062,000,000
Holdings Count | Holding	1,586
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$5,062
Number of Portfolio Holdings	1,586
Portfolio Turnover Rate	19%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.6%
1 to 3 Years	2.4%
3 to 5 Years	4.4%
5 to 10 Years	10.9%
10 to 20 Years	40.1%
20 to 30 Years	30.0%
Greater than 30 Years	5.6%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007970
Shareholder Report [Line Items]
Fund Name	New York Long-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VNYUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[2]
AssetsNet	$ 5,062,000,000
Holdings Count | Holding	1,586
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$5,062
Number of Portfolio Holdings	1,586
Portfolio Turnover Rate	19%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.6%
1 to 3 Years	2.4%
3 to 5 Years	4.4%
5 to 10 Years	10.9%
10 to 20 Years	40.1%
20 to 30 Years	30.0%
Greater than 30 Years	5.6%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007971
Shareholder Report [Line Items]
Fund Name	New York Municipal Money Market Fund
Class Name	Investor Shares
Trading Symbol	VYFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard New York Municipal Money Market Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[3]
AssetsNet	$ 3,416,000,000
Holdings Count | Holding	320
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$3,416
Number of Portfolio Holdings	320

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of May 31, 2025)

1 to 7 Days	92.0%
8 to 30 Days	2.4%
31 to 60 Days	4.1%
61 to 90 Days	0.2%
91 to 180 Days	0.3%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000260432
Shareholder Report [Line Items]
Fund Name	New York Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	MUNY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard New York Tax-Exempt Bond ETF (the "Fund") for the period of May 20, 2025, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0Footnote Reference1	0.09%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 0	[4]
Expense Ratio, Percent	0.09%	[5]
AssetsNet	$ 25,000,000
Holdings Count | Holding	537
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$25
Number of Portfolio Holdings	537
Portfolio Turnover Rate	1%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.3%
1 to 3 Years	8.1%
3 to 5 Years	6.4%
5 to 10 Years	19.3%
10 to 20 Years	32.2%
20 to 30 Years	25.9%
Greater than 30 Years	1.2%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments  and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Costs would be higher for a full year.
[5]	Annualized.